Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheet
Allowances for doubtful accounts receivable	$ 103	$ 88
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, Shares outstanding (in shares)	594,884,237	596,726,278